Business Segments (Segment Reporting Information) (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012 segment		Dec. 31, 2011		Dec. 31, 2010
Revenues:
Revenues	$ 380,381,000	$ 374,511,000	$ 265,863,000	$ 156,760,000	$ 148,029,000	$ 147,014,000	$ 132,862,000	$ 119,734,000	$ 1,177,515,000		$ 547,639,000		$ 401,320,000
Gross Profit:
Gross profit	115,619,000	115,631,000	84,537,000	52,749,000	50,151,000	50,793,000	46,179,000	40,705,000	368,536,000		187,828,000		139,331,000
Operating Income (Loss):
Operating Income									84,952,000		40,083,000		16,221,000
Reportable segments (in number of segments)									5
Apex
Revenues:
Revenues									508,743,000		0		0
Gross Profit:
Gross profit									140,669,000		0		0
Operating Income (Loss):
Operating Income									21,593,000	[1]	0	[1]	0	[1]
Oxford
Revenues:
Revenues									345,380,000		266,742,000		178,688,000
Gross Profit:
Gross profit									122,043,000		94,967,000		64,775,000
Operating Income (Loss):
Operating Income									48,802,000		31,816,000		13,910,000
Life Sciences
Revenues:
Revenues									162,799,000		155,324,000		109,495,000
Gross Profit:
Gross profit									55,874,000		52,643,000		37,776,000
Operating Income (Loss):
Operating Income									11,626,000		10,727,000		5,305,000
Healthcare
Revenues:
Revenues									57,914,000		44,956,000		39,542,000
Gross Profit:
Gross profit									18,495,000		14,360,000		12,933,000
Operating Income (Loss):
Operating Income									(5,452,000)		(7,807,000)		(8,004,000)
Physician
Revenues:
Revenues									102,679,000		80,617,000		73,595,000
Gross Profit:
Gross profit									31,455,000		25,858,000		23,847,000
Operating Income (Loss):
Operating Income									8,383,000		5,347,000		5,010,000
Apex Systems
Operating Income (Loss):
Acquisition costs expensed									$ 9,800,000

[1]	Apex operating income includes acquisition related costs of $9.8 million for the twelve months ended December 31, 2012.